Debt - Lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Debt - Text Details (Detail) [Line Items]
Gross lease liabilities	€ 1,533	[1],[2]	€ 357
Long-term debt including current portion of long-term debt	5,355		4,657
Interest payable	38		36
Lease liabilities [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt	1,381		330
Interest payable	152		28
Later than five years [member]
Debt - Text Details (Detail) [Line Items]
Gross lease liabilities	543	[1],[2]	52
Later than five years [member] | Lease liabilities [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt	491		46
Non-current interest payable	52		6
Later than one year and not later than five years [member]
Debt - Text Details (Detail) [Line Items]
Gross lease liabilities	698		206
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt - Text Details (Detail) [Line Items]
Long-term debt including current portion of long-term debt	618		190
Non-current interest payable	80		16
Not later than one year [member]
Debt - Text Details (Detail) [Line Items]
Gross lease liabilities	292	[1],[2]	100
Not later than one year [member] | Lease liabilities [member]
Debt - Text Details (Detail) [Line Items]
Current interest payable	20		6
Long-term debt including current portion of long-term debt	€ 272		€ 94

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement